4. Line of Credit (June 2017) (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Line of credit, amount outstanding	$ 18,481	$ 19,732	$ 0
Wells Fargo [Member]
Line of credit maximum amount	$ 55,000	$ 55,000
Line of credit interest rate	7.50%	7.50%
Line of credit, amount outstanding	$ 18,481	$ 19,732